Total Capital and Net Income Per Unit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	May 19, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares			1,267	1,007
Days after year-end where limited partner's have right to receive cash distribution		45 days
Minimum percentage of holding by unitholders to remove general partner		66.67%
Minimum quarterly distribution of incentives per quarter		0.4125
Subordinated units converted into common units	3,700,000				7,400,000
Conversion price of subordinated unit	$ 17.66				$ 29.95
Exceeded cash distribution per unit		0.4625
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares		1,263
Common units awarded, Value		50,000
Number of non employee directors received partnership awards		4	4	4
Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares		2,210
Common units awarded, Value		$ 87,500